Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
NET OPERATING REVENUE	R$ 16,244,274	R$ 14,934,780	R$ 14,024,573
OPERATING COSTS	(11,760,176)	(11,501,688)	(10,665,890)
GROSS PROFIT	4,484,098	3,433,092	3,358,683
Operational expenses / income
Selling expenses	(207,059)	(148,709)	(169,050)
General and administrative expenses	(734,300)	(723,534)	(685,675)
Other operational income (expenses)	(458,815)	(302,690)	(464,316)
Equity in earnings of investees	106,757	135,888	101,739
Total operational expenses / income	(1,293,417)	(1,039,045)	(1,217,302)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	3,190,681	2,394,047	2,141,381
Financial results
Financial income	750,241	813,915	699,310
Financial expenses	(1,238,727)	(1,251,965)	(1,447,750)
Total financial results	(488,486)	(438,050)	(748,440)
OPERATING PROFIT	2,702,195	1,955,997	1,392,941
INCOME TAX AND SOCIAL CONTRIBUTION
Current	(433,555)	(580,065)	(379,943)
Deferred	(205,771)	68,072	105,257
TOTAL INCOME TAX AND SOCIAL CONTRIBUTION	(639,326)	(511,993)	(274,686)
NET INCOME	2,062,869	1,444,004	1,118,255
Attributed to controlling shareholders	1,989,946	1,407,063	1,033,626
Attributed to non-controlling interest	R$ 72,923	R$ 36,941	R$ 84,629
Common Shares [Member]
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	R$ 6.94344	R$ 4.91091	R$ 3.60754
Class "A" Preferred [Member]
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	9.11525	5.40201	3.96830
Class "B" Preferred Stock [Member]
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO CONTROLLING SHAREHOLDERS - Expressed in Brazilian Reais
Shares	R$ 7.63812	R$ 5.40201	R$ 3.96830